UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  December 31, 2009

Date of reporting period:  December 31, 2009

Item 1. Reports to Stockholders.

2009

Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Fund
Al Frank Dividend Value Fund

ANNUAL REPORT
December 31, 2009

Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
alfrankfunds.com

Dear Shareholders,

Though we realize that plenty of work remains to overcome a dreadful 2008, we are generally pleased with the performance of both of our all-cap funds through December 31, 2009. Our flagship Al Frank Fund (VALUX) enjoyed a 35.02% return, which compared quite favorably to the 28.34% total return of our benchmark Russell 3000 index. The Al Frank Dividend Value Fund (VALDX) returned 24.41%, trailing the Russell 3000.

While past performance is no guarantee of future performance, it is our belief that VALUX is likely to outperform VALDX in strong markets, with the reverse holding true in down markets. Remember that VALDX is focused only on dividend paying stocks, which often are less volatile, with capital appreciation potential for the shares tempered by generally lower volatility associated with companies that have the wherewithal and willingness to offer a dividend payout. VALUX holds many of the same stocks as VALDX but does not have a dividend restriction, the end result being a greater weighting in Micro and Small Cap stocks, which has contributed to a more volatile return series.

Providing additional perspective on performance, shareholders should keep in mind that the holdings of both of our Funds generally fall into the value category, as they typically trade for lower multiples of sales, earnings and book value relative to the broad universe of stocks. Looking at value versus growth, the Russell 3000 Value index (includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth) returned ’only’ 19.8% last year, while the Russell 3000 Growth Index returned 37.0%. To be fair, we do own a lot of technology and other stocks that might now fall into a growth bucket, as our all-cap, go-anywhere strategy is not handcuffed by style-box adherence or arbitrary definitions, but it is no secret that value has had a rough go of it over the past five years. Of course, market history would suggest that value is long overdue for a period of outperformance as the long-term evidence (data compiled by Professors Fama & French and reported by research firm Morningstar) shows that from 1928-2008, Large Value stocks returned 10.7% per annum vs. 8.5% for Large Growth and Small Value stocks gained 13.4% per year vs. 8.7% for Small Growth.

*****

Looking back at 2009, we have to say it was quite a year. At one point (March 9th, to be exact—a date that we will remember for a very long time), the Russell 3000 was off nearly 25% before staging a massive 70% rally to close out the year with nary a pullback along the way. Given the tremendous volatility, we’d be remiss if we did not offer a pat on the back to our shareholders for continuing to keep their focus on their long-term goals and objectives and for sticking with stocks during the darkest of days. Though our message has been consistent in good markets and bad, we know how difficult it was to stay the course.

Certainly, we never know what the future will hold, but last year vividly illustrates that when the tide turns and the spring uncoils, the upside can be quick and substantial, providing additional support for our oft-stated admonition that long-term-oriented investors are likely to be rewarded in the fullness of time for their patience in maintaining a broadly diversified portfolio of undervalued stocks through thick and thin. That being said, we are always focused on the long-term prospects of our stocks as our strategy is not simply ’buy and forget’. We are constantly working to enhance our valuation and risk measurement methodologies and we believe that the current market environment, characterized by tremendous uncertainty, calls for a modestly more active trading strategy. Rest assured, we will always be cognizant of tax-efficiency, but we understand that our primary objective is capital appreciation. All of us at Al Frank Asset Management are singularly-focused on improving performance for each of our Funds, both on an absolute and a risk-adjusted basis.

*****

As for how we are navigating, we have been gently steering both Funds toward larger-capitalization stocks. Certainly, we have found value in the small- and mid-cap areas, but both VALUX and VALDX have been gradually moving up the market-cap spectrum. We are ’bottoms-up’ stock pickers, focusing on the individual merits of each company, but, generally speaking, larger-caps have become attractively priced due to their underperformance over the last decade, and they have more stable earnings streams, lower share-price volatility, greater overseas exposure to help mitigate ’weak-dollar’ risk and an often stronger commitment to a dividend payout.

Al Frank Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Occidental Petroleum	1.1%	Electronic Technology	22.8%
2	Anadarko Petroleum	1.0%	Finance	10.1%
3	Archer-Daniels-Midland	1.0%	Energy Minerals	8.2%
4	Walt Disney	1.0%	Health Technology	6.1%
5	BHP Billiton	0.9%	Transportation	5.2%
6	Western Digital	0.9%	Technology Services	5.1%
7	McKesson	0.9%	Consumer Durables	5.1%
8	Marathon Oil	0.9%	Retail Trade	4.8%
9	Kaman	0.9%	Industrial Services	4.7%
10	American Eagle Outfitters	0.9%	Consumer Non-Durables	4.5%
11	Mattel	0.9%	Process Industries	3.9%
12	Baxter International	0.9%	Producer Manufacturing	3.8%
13	Apple	0.9%	Other	14.3%
14	Oceaneering International	0.9%	Securities Lending Collateral	6.1%
15	Apache	0.8%	Short-Term Investments	1.5%

As of December 31, 2009. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Verizon Communications	1.4%	Electronic Technology	16.3%
2	Goldman Sachs Group	1.2%	Finance	12.4%
3	BHP Billiton	1.2%	Producer Manufacturing	9.1%
4	International Game Technology	1.2%	Energy Minerals	9.1%
5	McKesson	1.2%	Health Technology	7.1%
6	Hewlett Packard	1.1%	Consumer Non-Durables	6.7%
7	Noble Energy	1.1%	Retail Trade	6.4%
8	Capstead Mortgage	1.1%	Transportation	6.2%
9	Anadarko Petroleum	1.1%	Consumer Durables	3.8%
10	Coca-Cola	1.1%	Consumer Services	3.8%
11	International Business Machines	1.0%	Non-Energy Minerals	3.6%
12	Chevron	1.0%	Technology Services	3.6%
13	Tata Motors	1.0%	Industrial Services	3.2%
14	Travelers Companies	1.0%	Other	6.2%
15	Exxon Mobil	1.0%	Short-Term Investments	2.4%

As of December 31, 2009. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

A glance at our top holdings illustrates this modest shift toward larger-cap stocks, as Occidental Petroleum and Verizon Communications are the largest holdings in VALUX and VALDX, respectively, though names like Kaman Corp, American Eagle Outfitters and Oceaneering in the former and International Game Tech and Capstead Mortgage in the latter fall into the Small and Mid Cap buckets. We remain broadly diversified, with significant exposure to the Electronic Technology sector in both Funds a testament to our willingness to go where the bargains are, even as many value-oriented funds might do their shopping elsewhere. And we offer the reminder that both of our Funds are broadly diversified with more than 100 holdings so individual stock risk is mitigated.

In 2009, VALUX benefitted from relatively better stock selection within Consumer Non-Durables, Retail Trade and Energy Minerals, while also realizing relatively better returns from an underweight position in the Utilities and an overweight stake in the Electronic Technology and Consumer Durables sectors. An underweight position and relative underperformance in Technology Services as well as poor stock selection in Health Technology, Process Industries and Finance hurt performance. Taking a look at market caps, strong selection among Giant Caps ($50 billion and up) and Mid Caps ($2 billion to $10 billion) lifted relative performance, while an overweight position and poor selection in Small Caps ($300 million to $2 billion) negatively impacted returns. Also, an overweight position in Micro Caps ($0 to $300 million) greatly aided the return.

VALDX benefitted last year from relatively better stock selection within the Producer Manufacturing, Retail Trade and Energy Minerals sectors, while also realizing relatively better returns from overweight positions in Electronic Technology, Consumer Durables and Non-Energy Minerals and an underweight stake in Utilities. Poor stock selection in Process Industries, Industrial Services and Finance hurt performance. In terms of market caps, better selection among Mid Caps lifted relative performance while an underweight position, despite poor selection, in Large Caps ($300 million to $2 billion) helped the return. Relatively weak stock selection in Small and Micro Caps hurt performance.

*****

We think we’re being realistic in our view of portfolio gains in 2010 and beyond by expecting they’ll be lower than what was seen last year. And, yet, we are cautiously optimistic in our outlook, a stance supported by the current interest rate picture, which we continue to read as well favoring stronger equity allocations than continued negative equity fund flows would suggest is the norm. The economy also has shown signs of recovery, consumers have become more confident and corporate profit margins have strengthened, with earnings beating expectations in the last few quarters at an even better than usual clip. Merger and acquisition activity, too, has picked up, another sign that the financial markets have returned to more normal operation. Significant monetary and fiscal stimulus, a ’leaner’ Corporate America, the inevitable resumption of global growth and the mountain of cash on the sidelines will, we believe, present opportunities for the subsequent three-to-five-year prospects for a number of companies, the brand of undervalued stocks we seek in particular.

We must concede, however, that uncertainty remains high and there is still plenty to worry about here at home and around the world. Whether it is high unemployment, feeble consumer spending, weak Gross Domestic Product (GDP) growth, massive budget deficits, more shoes to drop in the real estate sector, regulatory changes, China’s economy growing too fast/too slow, fears over European sovereign debt, natural disasters, wars or terrorist attacks, we recognize that the road ahead will be far from smooth. Of course, we are well aware that periods of great uncertainty (just think back a year) have often provided some of the best buying opportunities, with the reverse also holding true.

On that last point, remember that early-2000 generally wasn’t the best time for most investors to be committing money to stocks, yet here was what the U.S. economy looked like back then, with the assessment served up by Martin Feldstein, then President of the National Bureau of Economic Research in remarks delivered to The Trilateral Commission, 2000 Tokyo Meeting:

1)	Strong real growth: For the three years prior, real GDP had been increasing at a rate of more than 4%.

2)	Low unemployment: Rate was then 4.1%, with an expectation that it would continue to fall.

3)	Continued low inflation: Core CPI was then lower than it was both three and six years prior, despite strong growth and low unemployment.

4)
Improved fiscal situation: Strong economic growth and a divided Washington (democratic White House, Republican Congress) that kept spending under control allowed the annual U.S. budget situation to improve from a deficit of $200 billion in 1994 to zero in 1997 to a projected surplus for 2000 of $200 billion.

Thought the following might illicit a few chuckles (tears): Mr. Feldstein added this to point #4, “Looking ahead, the Congressional Budget Office (CBO) in the United States forecasts that if there are no changes in tax rules and if discretionary spending on the full range of programs continues to increase at the rate of inflation, by the year 2009 the entire U.S. national debt will be paid off.” Obviously, the ’if’ parts of the CBO’s forecast did not pan out.

Indeed, history shows that equity investors are often better rewarded when there is a ’Wall of Worry’ for stocks to climb than when there appear to be few obstacles blocking the way.

*****

We constantly strive to educate our shareholders and prospective shareholders about our approach and the merits of thinking long term. While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free electronic offerings.

All of us at Al Frank Asset Management thank you for your continued loyalty and patronage. We do not take the trust you have placed in us lightly and I can say that I continue to invest my own money right alongside our shareholders in both of our Funds.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

This material must be preceded or accompanied by a prospectus. Read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. Investing in securities of small- and medium-capitalization companies will involve greater price volatility and more limited liquidity than large-capitalization companies.

Diversification does not assure a profit or protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to pages 11 through 25 of this report.

Current and future portfolio holdings are subject to risk.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies as determined by total market capitalization.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Price to sales ratio is used for valuing a stock relative to its own past performance, other companies or the market itself. Price to sales is calculated by dividing a stock’s current price by its revenue per share for the trailing 12 months.

Price to earnings is a valuation ratio of a company’s current share price compared to its per-share earnings.

Price to book ratio is used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Al Frank Funds are distributed by Quasar Distributors, LLC. (2/10)

Al Frank Funds

Al Frank Fund
Comparison of the change in value of a hypothetical $10,000 investment in Al Frank Fund – Investor Class vs. the Russell 3000 Index and the S&P 500 Index.

Al Frank Fund $20,516

Russell 3000 $9,800

S&P 500 $9,090

	Average Annual Total Return1
	Al Frank Fund – Investor Class	Al Frank Fund – Advisor Class*	Russell 3000® Index	S&P 500® Index
1 Year	35.02%	35.36%	28.34%	26.46%
5 Year	-0.63%	N/A	0.76%	0.42%
10 Year	7.45%	N/A	-0.20%	-0.95%
Since inception (1/2/98)	9.55%	-5.78%	3.24%	2.89%

Total Annual Fund Operating Expenses: Investor Class - 1.65%; Advisor Class - 1.40%
Net Annual Fund Operating Expenses: Investor Class - 1.49%; Advisor Class - 1.24%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at www.alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less.  If it did, returns would be reduced.

*	Commencement of operations on April 30, 2006.

1	Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies as determined by total market capitalization.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

Al Frank Dividend Value Fund
Comparison of the change in value of a $10,000 investment in the Al Frank Dividend Value Fund – Investor Class vs the Russell 3000 Index and the S&P 500 Index

Russell 3000 $11,443

Al Frank Dividend Value Fund $11,246

S&P 500 $11,153

	Average Annual Total Return1
	Al Frank Dividend	Al Frank Dividend
	Value Fund – Investor Class	Value Fund – Advisor Class*	Russell 3000® Index	S&P 500® Index
1 Year	24.41%	24.79%	28.34%	26.46%
5 Year	0.30%	N/A	0.76%	0.42%
Since inception (9/30/04)	2.26%	-4.15%	2.60%	2.10%

Total Annual Fund Operating Expenses: Investor Class - 2.32%; Advisor Class - 2.07%
Net Annual Fund Operating Expenses: Investor Class - 1.98%; Advisor Class - 1.73%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at www.alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held less than 60 days.  If it did, returns would be reduced.

*	Commencement of operations on April 30, 2006.

1	Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies as determined by total market capitalization.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2009 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (7/1/09– 12/31/09).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the advisory agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual	$1,000.00	$1,246.00	$8.44
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual	$1,000.00	$1,247.20	$7.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2009 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual	$1,000.00	$1,214.70	$11.05
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$10.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual	$1,000.00	$1,216.80	$9.67
Hypothetical (5% return before expenses)	$1,000.00	$1,016.48	$8.79

*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2009 (Unaudited)

Al Frank Fund
at December 31, 2009

Al Frank Dividend Value Fund
at December 31, 2009

Percentages represent market value as a percentage of total investments.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2009
Shares	COMMON STOCKS: 98.41%	Value
	COMMERCIAL SERVICES: 0.80%
	Advertising/Marketing Services: 0.37%
45,000	Valueclick, Inc. (a)	$455,400

	Miscellaneous Commercial Services: 0.43%
23,000	Cornell Companies, Inc. (a)	522,100
	Total Commercial Services (Cost $469,322)	977,500

	COMMUNICATIONS: 0.68%
	Major Telecommunications: 0.68%
25,000	Verizon Communications, Inc.	828,250
	Total Communications (Cost $792,267)	828,250

	CONSUMER DURABLES: 5.07%
	Automotive Aftermarket: 0.73%
23,000	Cooper Tire & Rubber Co.	461,150
30,000	Goodyear Tire & Rubber Co. (a)	423,000
		884,150
	Electronics/Appliances: 0.60%
10,000	Helen of Troy Ltd. (a) (b)	244,600
6,000	Whirlpool Corp.	483,960
		728,560
	Homebuilding: 1.12%
43,000	D.R. Horton, Inc.	467,410
12,000	M.D.C. Holdings, Inc.	372,480
28,000	Toll Brothers, Inc. (a)	526,680
		1,366,570
	Motor Vehicles: 0.65%
15,000	Daimler AG (b) (c)	799,500

	Recreational Products: 1.97%
45,000	Activision Blizzard, Inc. (a)	499,950
25,000	Hasbro, Inc.	801,500
55,000	Mattel, Inc.	1,098,900
		2,400,350
	Total Consumer Durables (Cost $5,534,971)	6,179,130

	CONSUMER NON-DURABLES: 4.48%
	Apparel/Footwear: 1.19%
40,000	Delta Apparel, Inc. (a)	426,400
80,000	Quiksilver, Inc. (a)	161,600
21,000	Steven Madden, Ltd. (a)	866,040
		1,454,040
	Food: Major Diversified: 0.88%
20,000	Kraft Foods, Inc. – Class A	543,600
43,000	Sara Lee Corp.	523,740
		1,067,340
	Household/Personal Care: 0.39%
10,888	Mead Johnson Nutrition Co.	475,806

	Tobacco: 2.02%
90,000	Alliance One International, Inc. (a)	439,200

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	CONSUMER NON-DURABLES: 4.48% (continued)
	Tobacco: 2.02% (continued)
30,000	Altria Group, Inc.	$588,900
10,000	Philip Morris International Inc.	481,900
18,000	Reynolds American, Inc.	953,460
		2,463,460
	Total Consumer Non-Durables (Cost $4,471,991)	5,460,646

	CONSUMER SERVICES: 2.94%
	Casinos/Gaming: 0.46%
30,000	International Game Technology	563,100

	Hotels/Resorts/Cruiselines: 0.31%
12,000	Carnival Corp. (a) (b)	380,280

	Media Conglomerates: 0.95%
36,000	Walt Disney Co.	1,161,000

	Other Consumer Services: 0.74%
40,000	H & R Block, Inc.	904,800

	Restaurants: 0.48%
25,000	Starbucks Corp. (a)	576,500
	Total Consumer Services (Cost $3,285,262)	3,585,680

	DISTRIBUTION SERVICES: 2.46%
	Electronics Distributors: 1.54%
30,000	Avnet, Inc. (a)	904,800
84,000	Brightpoint, Inc. (a)	617,400
45,000	Wayside Technology Group, Inc.	357,750
		1,879,950
	Medical Distributors: 0.92%
18,000	McKesson Corp.	1,125,000
	Total Distribution Services (Cost $2,123,937)	3,004,950

	ELECTRONIC TECHNOLOGY: 22.78%
	Aerospace & Defense: 6.08%
24,100	AAR Corp. (a)	553,818
67,500	Allied Defense Group, Inc. (a)	320,625
5,000	American Science and Engineering, Inc.	379,200
22,500	BE Aerospace, Inc. (a)	528,750
15,500	Boeing Co.	839,015
40,000	Ducommun, Inc.	748,400
7,000	General Dynamics Corp.	477,190
48,000	Kaman Corp. – Class A	1,108,320
72,000	LMI Aerospace, Inc. (a)	957,600
11,000	Lockheed Martin Corp.	828,850
13,000	Raytheon Co.	669,760
		7,411,528
	Computer Communications: 0.78%
17,000	Cisco Systems, Inc. (a)	406,980
60,000	Digi International, Inc. (a)	547,200
		954,180

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	ELECTRONIC TECHNOLOGY: 22.78% (continued)
	Computer Components & Software: 0.85%
20,000	Hewlett Packard Co.	$1,030,200

	Computer Peripherals: 1.46%
35,000	Seagate Technology (b)	636,650
26,000	Western Digital Corp. (a)	1,147,900
		1,784,550
	Computer Processing Hardware: 0.86%
5,000	Apple Inc. (a)	1,054,300

	Electronic Components: 1.11%
370,000	Alliance Fiber Optic Products, Inc. (a)	444,000
45,000	AVX Corp.	570,150
40,000	Vishay Intertechnology, Inc. (a)	334,000
		1,348,150
	Electronic Equipment/Instruments: 1.94%
137,000	ActivIdentity Corp. (a)	321,950
55,150	AU Optronics Corp. – ADR (c)	661,248
26,650	Cogent, Inc. (a)	276,894
28,300	Nam Tai Electronics, Inc. (a) (b)	148,009
35,000	OSI Systems, Inc. (a)	954,800
		2,362,901
	Electronic Production Equipment: 2.13%
130,000	Aetrium, Inc. (a)	336,700
40,000	Cohu, Inc.	558,000
25,000	Lam Research Corp. (a)	980,250
60,000	Trio-Tech International (a)	193,800
35,976	Ultratech, Inc. (a)	534,603
		2,603,353
	Semiconductors: 4.69%
75,000	Ceva, Inc. (a)	964,500
48,000	Diodes, Inc. (a)	981,600
40,000	Exar Corp. (a) (c)	284,400
45,000	Integrated Device Technology, Inc. (a)	291,150
35,000	Intel Corp.	714,000
35,000	National Semiconductor Corp.	537,600
70,000	Pericom Semiconductor Corp. (a)	807,100
57,504	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	657,846
80,000	TriQuint Semiconductor, Inc. (a)	480,000
		5,718,196
	Telecommunications Equipment: 2.88%
107,668	Clearfield, Inc. (a)	279,937
65,000	Communications Systems, Inc. (c)	808,600
45,000	Corning, Inc.	868,950
40,000	Nokia Corp. – ADR	514,000
18,000	Polycom, Inc. (a)	449,460
105,000	Tellabs, Inc. (a)	596,400
		3,517,347
	Total Electronic Technology (Cost $21,416,459)	27,784,705

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	ENERGY MINERALS: 8.24%
	Integrated Oil: 2.59%
11,000	Chevron Corp.	$846,890
10,000	ConocoPhillips	510,700
10,000	Exxon Mobil Corp.	681,900
36,000	Marathon Oil Corp.	1,123,920
		3,163,410
	Oil & Gas Production: 4.55%
20,000	Anadarko Petroleum Corp.	1,248,400
10,000	Apache Corp.	1,031,700
20,000	Chesapeake Energy Corp.	517,600
9,000	Devon Energy Corp.	661,500
11,000	Noble Energy, Inc.	783,420
16,000	Occidental Petroleum Corp.	1,301,600
		5,544,220
	Oil Refining/Marketing: 1.10%
26,150	Holly Corp.	670,224
40,000	Valero Energy Corp.	670,000
		1,340,224
	Total Energy Minerals (Cost $5,633,128)	10,047,854

	FINANCE: 10.05%
	Financial Conglomerates: 1.02%
13,200	JPMorgan Chase & Co.	550,044
14,000	Prudential Financial, Inc.	696,640
		1,246,684
	Investment Banks/Brokers: 0.96%
20,000	Ameriprise Financial, Inc.	776,400
20,000	NASDAQ OMX Group, Inc. (a)	396,400
		1,172,800
	Life/Health Insurance: 1.51%
15,000	MetLife, Inc.	530,250
2,500	National Western Life Insurance Co. – Class A	434,050
45,000	Unum Group	878,400
		1,842,700
	Major Banks: 2.30%
20,000	Bank of America Corp. (c)	301,200
20,000	Bank of New York Mellon Corp.	559,400
30,000	BB&T Corp.	761,100
7,010	PNC Financial Services Group, Inc.	370,058
30,000	Wells Fargo & Co.	809,700
		2,801,458
	Property/Casualty Insurance: 1.50%
15,000	Endurance Specialty Holdings Ltd. (b)	558,450
37,000	Old Republic International Corp.	371,480
18,000	Travelers Companies, Inc.	897,480
		1,827,410
	Real Estate Investment Trusts: 2.26%
35,000	Annaly Capital Management, Inc.	607,250
55,000	BioMed Realty Trust, Inc.	867,900
65,000	Capstead Mortgage Corp.	887,250
60,000	HRPT Properties Trust	388,200
		2,750,600

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	FINANCE: 10.05% (continued)
	Regional Banks: 0.50%
45,000	TCF Financial Corp. (c)	$612,900
	Total Finance (Cost $10,503,173)	12,254,552

	HEALTH SERVICES: 3.22%
	Hospital/Nursing Management: 0.55%
60,000	Res-Care, Inc. (a)	672,000

	Managed Health Care: 2.18%
26,000	Aetna, Inc.	824,200
21,000	Humana, Inc. (a)	921,690
30,000	UnitedHealth Group, Inc.	914,400
		2,660,290
	Services to the Health Industry: 0.49%
151,100	HealthStream, Inc. (a)	596,845
	Total Health Services (Cost $2,148,777)	3,929,135

	HEALTH TECHNOLOGY: 6.06%
	Medical Specialties: 1.99%
18,000	Baxter International, Inc.	1,056,240
25,000	Palomar Medical Technologies, Inc. (a)	252,000
55,000	Syneron Medical Ltd. (a) (b) (c)	574,750
65,000	Vascular Solutions, Inc. (a) (c)	545,350
		2,428,340
	Pharmaceuticals: Major: 3.19%
17,500	Abbott Laboratories	944,825
14,753	Bristol-Myers Squibb Co. (c)	372,513
14,000	Eli Lilly & Co.	499,940
10,000	GlaxoSmithKline plc – ADR	422,500
16,000	Johnson & Johnson	1,030,560
17,000	Merck & Co., Inc.	621,180
		3,891,518
	Pharmaceuticals: Other: 0.88%
18,000	Forest Laboratories, Inc. (a)	577,980
40,000	King Pharmaceuticals, Inc. (a)	490,800
		1,068,780
	Total Health Technology (Cost $6,376,419)	7,388,638

	INDUSTRIAL SERVICES: 4.67%
	Contract Drilling: 1.92%
33,000	Nabors Industries Ltd. (a) (b)	722,370
19,000	Patterson-UTI Energy, Inc.	291,650
20,000	Rowan Companies, Inc. (a)	452,800
10,500	Transocean Ltd. (a) (b)	869,400
		2,336,220
	Engineering & Construction: 0.72%
31,000	KBR, Inc.	589,000
16,000	Tutor Perini Corp. (a)	289,280
		878,280
	Environmental Services: 0.31%
22,000	American Ecology Corp.	374,880

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	INDUSTRIAL SERVICES: 4.67% (continued)
	Oilfield Services/Equipment: 1.72%
17,000	Bristow Group, Inc. (a)	$653,650
45,000	Key Energy Services, Inc. (a)	395,550
18,000	Oceaneering International, Inc. (a)	1,053,360
		2,102,560
	Total Industrial Services (Cost $3,991,071)	5,691,940

	NON-ENERGY MINERALS: 3.62%
	Aluminum: 0.40%
30,000	Alcoa, Inc.	483,600

	Construction Materials: 0.84%
7,500	Ameron International Corp.	475,950
287,000	Smith-Midland Corp. (a) (e)	542,430
		1,018,380
	Other Metals/Minerals: 0.94%
15,000	BHP Billiton Ltd. – ADR (c)	1,148,700

	Precious Metals: 1.20%
10,720	Freeport-McMoRan Copper & Gold, Inc. (a)	860,709
53,000	Yamana Gold, Inc. (b)	603,140
		1,463,849
	Steel: 0.24%
5,333	United States Steel Corp.	293,955
	Total Non-Energy Minerals (Cost $3,183,002)	4,408,484

	PROCESS INDUSTRIES: 3.87%
	Agricultural Commodities/Milling: 1.66%
38,000	Archer-Daniels-Midland Co.	1,189,780
100,000	Darling International, Inc. (a)	838,000
		2,027,780
	Chemicals: Agricultural: 0.49%
10,000	Mosaic Co.	597,300

	Chemicals: Major Diversified: 0.41%
15,000	E.I. Du Pont de Nemours and Co.	505,050

	Chemicals: Specialty: 0.52%
20,000	OM Group, Inc. (a)	627,800

	Industrial Specialties: 0.79%
55,000	Olin Corp.	963,600
	Total Process Industries (Cost $2,766,032)	4,721,530

	PRODUCER MANUFACTURING: 3.80%
	Auto Parts: O.E.M.: 0.37%
7,000	Eaton Corp.	445,340

	Electrical Products: 0.35%
355,000	TII Network Technologies, Inc. (a)	433,100

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	PRODUCER MANUFACTURING: 3.80% (continued)
	Industrial Conglomerates: 0.25%
20,000	General Electric Co.	$302,600

	Trucks/Construction/Farm Machinery: 2.83%
7,700	Joy Global, Inc.	397,243
45,000	Manitowoc Company, Inc.	448,650
10,000	Navistar International Corp. (a)	386,500
50,000	Tata Motors Ltd. – ADR (c)	843,000
15,000	Terex Corp. (a)	297,150
75,000	Titan International, Inc.	608,250
27,000	Trinity Industries, Inc.	470,880
		3,451,673
	Total Producer Manufacturing (Cost $4,402,069)	4,632,713

	RETAIL TRADE: 4.82%
	Apparel/Footwear Retail: 1.95%
15,000	Abercrombie & Fitch Co. – Class A	522,750
65,000	American Eagle Outfitters, Inc.	1,103,700
20,000	Nordstrom, Inc.	751,600
		2,378,050
	Department Stores: 0.52%
24,000	J.C. Penney Company, Inc.	638,640

	Discount Stores: 0.40%
10,000	Target Corp.	483,700

	Drugstore Chains: 0.48%
16,000	Walgreen Co.	587,520

	Food Retail: 0.31%
30,000	Supervalu, Inc.	381,300

	Home Improvement Chains: 0.48%
20,000	Home Depot, Inc.	578,600

	Internet Retail: 0.27%
15,000	GameStop Corp. – Class A (a)	329,100

	Specialty Stores: 0.41%
24,000	Williams-Sonoma, Inc.	498,720
	Total Retail Trade (Cost $4,509,687)	5,875,630

	TECHNOLOGY SERVICES: 5.13%
	Information Technology Services: 1.49%
150,500	American Software, Inc. – Class A	903,000
7,000	International Business Machines Corp.	916,300
		1,819,300
	Internet Software/Services: 1.45%
77,574	Keynote Systems, Inc.	846,332
55,000	SonicWALL, Inc. (a)	418,550
70,000	United Online, Inc.	503,300
		1,768,182

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	TECHNOLOGY SERVICES: 5.13% (continued)
	Packaged Software: 2.19%
100,000	Compuware Corp. (a)	$723,000
30,000	Microsoft Corp.	914,700
75,000	Novell, Inc. (a)	311,250
40,000	Symantec Corp. (a)	715,600
		2,664,550
	Total Technology Services (Cost $5,342,533)	6,252,032

	TRANSPORTATION: 5.18%
	Airlines: 0.71%
22,000	Air France – ADR (a)	344,300
15,000	Alaska Air Group, Inc. (a)	518,400
		862,700
	Marine Shipping: 2.04%
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	600,000
15,000	Overseas Shipholding Group, Inc. (c)	659,250
15,000	Tidewater, Inc.	719,250
35,000	Tsakos Energy Navigation Ltd. (b) (c)	513,100
		2,491,600
	Railroads: 2.07%
20,000	CSX Corp.	969,800
17,500	Norfolk Southern Corp.	917,350
10,000	Union Pacific Corp.	639,000
		2,526,150
	Trucking: 0.36%
15,000	Arkansas Best Corp.	441,450
	Total Transportation (Cost $3,908,143)	6,321,900

	UTILITIES: 0.54%
	Electric Utilities: 0.54%
19,000	Edison International	660,820
	Total Utilities (Cost $543,412)	660,820
	Total Common Stocks (Cost $91,401,655)	120,006,089

	SHORT-TERM INVESTMENTS: 1.45%
	Money Market Funds: 1.45%
1,764,394	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (d) (Cost $1,764,394)	1,764,394

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 6.13%
7,477,477	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (d) (Cost $7,477,477)	7,477,477

	Total Investments in Securities (Cost $100,643,526): 105.99%	129,247,960
	Liabilities in Excess of Other Assets: (5.99%)	(7,308,046)
	Net Assets: 100.00%	$121,939,914

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $7,321,598 at December 31, 2009. See Note 9 in Notes to Financial Statements.
(d)	Rate shown is the 7-day yield as of December 31, 2009.
(e)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2009
Shares	COMMON STOCKS: 97.61%	Value
	COMMUNICATIONS: 1.37%
	Major Telecommunications: 1.37%
6,700	Verizon Communications, Inc.	$221,971
	Total Communications (Cost $204,810)	221,971

	CONSUMER DURABLES: 3.80%
	Automotive Aftermarket: 0.68%
5,500	Cooper Tire & Rubber Co.	110,275

	Homebuilding: 0.67%
4,400	D.R. Horton, Inc.	47,828
1,950	M.D.C. Holdings, Inc.	60,528
		108,356
	Motor Vehicles: 1.05%
2,100	Harley-Davidson, Inc.	52,920
1,400	Toyota Motor Corp. – ADR	117,824
		170,744
	Other Consumer Specialties: 0.42%
1,585	Fortune Brands, Inc.	68,472

	Recreational Products: 0.98%
8,000	Mattel, Inc.	159,840
	Total Consumer Durables (Cost $795,619)	617,687

	CONSUMER NON-DURABLES: 6.69%
	Apparel/Footwear: 1.79%
2,400	Nike, Inc. – Class B	158,568
1,800	VF Corp.	131,832
		290,400
	Beverages: Non-Alcoholic: 1.05%
3,000	Coca-Cola Co.	171,000

	Food: Major Diversified: 0.64%
1,159	Kraft Foods, Inc. – Class A	31,502
6,000	Sara Lee Corp.	73,080
		104,582
	Household/Personal Care: 1.87%
1,700	Colgate-Palmolive Co.	139,655
1,718	Mead Johnson Nutrition Co.	75,077
1,460	Procter & Gamble Co.	88,520
		303,252
	Tobacco: 1.34%
7,000	Altria Group, Inc.	137,410
1,675	Philip Morris International Inc.	80,718
		218,128
	Total Consumer Non-Durables (Cost $830,741)	1,087,362

	CONSUMER SERVICES: 3.77%
	Casinos/Gaming: 1.16%
10,000	International Game Technology	187,700

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	CONSUMER SERVICES: 3.77% (continued)
	Media Conglomerates: 0.99%
5,000	Walt Disney Co.	$161,250

	Other Consumer Services: 0.70%
5,000	H & R Block, Inc.	113,100

	Restaurants: 0.92%
2,400	McDonald’s Corp.	149,856
	Total Consumer Services (Cost $517,124)	611,906

	DISTRIBUTION SERVICES: 1.60%
	Electronics Distributors: 0.44%
9,000	Wayside Technology Group, Inc.	71,550

	Medical Distributors: 1.16%
3,000	McKesson Corp.	187,500
	Total Distribution Services (Cost $191,342)	259,050

	ELECTRONIC TECHNOLOGY: 16.34%
	Aerospace & Defense: 3.96%
1,925	American Science and Engineering, Inc.	145,992
6,900	Applied Signal Technology, Inc.	133,101
2,300	Boeing Co.	124,499
5,500	Kaman Corp. – Class A	126,995
1,500	Lockheed Martin Corp.	113,025
		643,612
	Computer Components & Software: 1.11%
3,500	Hewlett Packard Co.	180,285

	Electronic Components: 1.23%
9,700	AVX Corp.	122,899
4,400	Jabil Circuit, Inc.	76,428
		199,327
	Electronic Equipment/Instruments: 0.90%
12,135	AU Optronics Corp. – ADR	145,499

	Electronic Production Equipment: 2.59%
8,500	Applied Materials, Inc.	118,490
5,000	Cognex Corp.	88,600
7,500	Cohu, Inc.	104,625
3,000	KLA-Tencor Corp.	108,480
		420,195
	Semiconductors: 4.33%
3,200	Analog Devices, Inc.	101,056
5,600	Intel Corp.	114,240
7,100	National Semiconductor Corp.	109,056
10,976	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	125,565
5,200	Texas Instruments, Inc.	135,512
4,700	Xilinx, Inc.	117,782
		703,211
	Telecommunications Equipment: 2.22%
5,500	ADTRAN, Inc.	124,025

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	ELECTRONIC TECHNOLOGY: 16.34% (continued)
	Telecommunications Equipment: 2.22% (continued)
6,500	Nokia Corp. – ADR	$83,525
3,300	QUALCOMM, Inc.	152,658
		360,208
	Total Electronic Technology (Cost $2,438,141)	2,652,337

	ENERGY MINERALS: 9.09%
	Integrated Oil: 4.15%
2,200	Chevron Corp.	169,378
2,800	ConocoPhillips	142,996
2,400	Exxon Mobil Corp.	163,656
1,200	Hess Corp.	72,600
4,000	Marathon Oil Corp.	124,880
		673,510
	Oil & Gas Production: 4.53%
2,800	Anadarko Petroleum Corp.	174,776
1,400	Apache Corp.	144,438
3,500	Chesapeake Energy Corp.	90,580
2,000	Devon Energy Corp.	147,000
2,500	Noble Energy, Inc.	178,050
		734,844
	Oil Refining/Marketing: 0.41%
4,000	Valero Energy Corp.	67,000
	Total Energy Minerals (Cost $1,015,492)	1,475,354

	FINANCE: 12.40%
	Finance/Rental/Leasing: 0.71%
2,800	Ryder System, Inc.	115,276

	Financial Conglomerates: 0.95%
3,700	JPMorgan Chase & Co.	154,179

	Investment Banks/Brokers: 1.56%
1,150	Goldman Sachs Group, Inc.	194,166
2,000	Morgan Stanley	59,200
		253,366
	Life/Health Insurance: 0.78%
6,500	Unum Group	126,880

	Major Banks: 2.08%
7,652	Bank Of America Corp.	115,239
3,400	Bank of New York Mellon Corp.	95,098
5,000	BB&T Corp.	126,850
		337,187
	Property/Casualty Insurance: 4.43%
5,850	American Financial Group, Inc.	145,958
3,000	Chubb Corp.	147,540
3,300	Endurance Specialty Holdings Ltd. (b)	122,859
3,300	Travelers Companies, Inc.	164,538
5,625	W.R. Berkley Corp.	138,600
		719,495

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	FINANCE: 12.40% (continued)
	Real Estate Investment Trusts: 1.89%
7,500	Annaly Capital Management, Inc.	$130,125
13,000	Capstead Mortgage Corp.	177,450
		307,575
	Total Finance (Cost $1,957,508)	2,013,958

	HEALTH TECHNOLOGY: 7.07%
	Medical Specialties: 1.85%
2,500	Baxter International, Inc.	146,700
3,500	Medtronic, Inc.	153,930
		300,630
	Pharmaceuticals: Major: 5.22%
2,800	Abbott Laboratories	151,172
2,328	Bristol-Myers Squibb Co.	58,782
2,500	Eli Lilly & Co.	89,275
2,300	GlaxoSmithKline plc – ADR	97,175
1,900	Johnson & Johnson	122,379
3,900	Merck & Co. Inc.	142,506
2,500	Novartis AG – ADR	136,075
2,758	Pfizer, Inc.	50,168
		847,532
	Total Health Technology (Cost $1,043,795)	1,148,162

	INDUSTRIAL SERVICES: 3.21%
	Contract Drilling: 0.43%
3,050	Rowan Companies, Inc. (a)	69,052

	Engineering & Construction: 0.98%
8,400	KBR, Inc.	159,600

	Environmental Services: 1.25%
6,400	American Ecology Corp.	109,056
2,800	Waste Management, Inc.	94,668
		203,724
	Oilfield Services/Equipment: 0.55%
2,950	Halliburton Co.	88,765
	Total Industrial Services (Cost $513,547)	521,141

	NON-ENERGY MINERALS: 3.64%
	Aluminum: 0.45%
4,500	Alcoa, Inc.	72,540

	Construction Materials: 0.39%
1,000	Ameron International, Inc.	63,460

	Other Metals/Minerals: 1.18%
2,500	BHP Billiton Ltd. – ADR	191,450

	Precious Metals: 0.70%
10,000	Yamana Gold, Inc. (b)	113,800

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	NON-ENERGY MINERALS: 3.64% (continued)
	Steel: 0.92%
3,200	Nucor Corp.	$149,280
	Total Non-Energy Minerals (Cost $448,263)	590,530

	PROCESS INDUSTRIES: 2.08%
	Agricultural Commodities/Milling: 0.87%
4,500	Archer-Daniels-Midland Co.	140,895

	Chemicals: Major Diversified: 0.56%
2,700	E.I. Du Pont de Nemours and Co.	90,909

	Industrial Specialties: 0.65%
6,000	Olin Corp.	105,120
	Total Process Industries (Cost $319,379)	336,924

	PRODUCER MANUFACTURING: 9.14%
	Auto Parts: O.E.M.: 1.13%
1,800	Eaton Corp.	114,516
4,500	Superior Industries International, Inc.	68,850
		183,366
	Industrial Conglomerates: 1.63%
1,500	3M Co.	124,005
3,000	General Electric Co.	45,390
2,675	Ingersoll-Rand Company Ltd. – Class A (b)	95,605
		265,000
	Metal Fabrication: 1.32%
7,334	Insteel Industries, Inc.	95,342
5,000	Timken Co.	118,550
		213,892
	Trucks/Construction/Farm Machinery: 5.06%
2,600	Caterpillar, Inc.	148,174
3,000	Cummins, Inc.	137,580
2,000	Deere & Co.	108,180
2,500	Joy Global, Inc.	128,975
10,000	Tata Motors Ltd. – ADR	168,600
7,500	Trinity Industries, Inc.	130,800
		822,309
	Total Producer Manufacturing (Cost $1,234,410)	1,484,567

	RETAIL TRADE: 6.44%
	Apparel/Footwear Retail: 3.01%
2,000	Abercrombie & Fitch Co. – Class A	69,700
9,000	American Eagle Outfitters, Inc.	152,820
5,500	Gap Inc.	115,225
4,000	Nordstrom, Inc.	150,320
		488,065
	Department Stores: 0.43%
2,600	J.C. Penney Company, Inc.	69,186

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	RETAIL TRADE: 6.44% (continued)
	Discount Stores: 1.22%
1,700	Target Corp.	$82,229
2,170	Wal-Mart Stores, Inc.	115,986
		198,215
	Electronics/Appliances Stores: 0.73%
3,000	Best Buy Co., Inc.	118,380

	Home Improvement Chains: 0.62%
3,500	Home Depot, Inc.	101,255

	Specialty Stores: 0.43%
3,400	Williams-Sonoma, Inc.	70,652
	Total Retail Trade (Cost $1,108,672)	1,045,753

	TECHNOLOGY SERVICES: 3.63%
	Information Technology Services: 1.90%
23,000	American Software, Inc. – Class A	138,000
1,300	International Business Machines Corp.	170,170
		308,170
	Internet Software/Services: 0.79%
18,000	United Online, Inc.	129,420

	Packaged Software: 0.94%
5,000	Microsoft Corp.	152,450
	Total Technology Services (Cost $535,274)	590,040

	TRANSPORTATION: 6.15%
	Air Freight/Couriers: 0.50%
1,400	United Parcel Service, Inc. – Class B	80,318

	Marine Shipping: 2.11%
3,200	Nordic American Tanker Shipping Ltd. (b)	96,000
5,642	Ship Finance International Ltd. (b)	76,900
2,000	Tidewater, Inc.	95,900
5,000	Tsakos Energy Navigation Ltd. (b)	73,300
		342,100
	Railroads: 2.35%
3,200	CSX Corp.	155,168
2,500	Norfolk Southern Corp.	131,050
1,500	Union Pacific Corp.	95,850
		382,068
	Trucking: 1.19%
3,500	Arkansas Best Corp.	103,005
2,800	J.B. Hunt Transport Services, Inc.	90,356
		193,361
	Total Transportation (Cost $852,756)	997,847

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2009, Continued
Shares		Value
	UTILITIES: 1.19%
	Electric Utilities: 1.19%
5,000	Duke Energy Corp.	$86,050
3,100	Edison International	107,818
	Total Utilities (Cost $197,038)	193,868
	Total Common Stocks (Cost $14,203,911)	15,848,457

	SHORT-TERM INVESTMENTS: 2.41%
	Money Market Funds: 2.41%
390,850	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (c) (Cost $390,850)	390,850

	Total Investments in Securities (Cost $14,594,761): 100.02%	16,239,307
	Liabilities in Excess of Other Assets: (0.02)%	(3,062)
	Net Assets: 100.00%	$16,236,245

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day yield as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2009

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $100,389,600 and $14,594,761, respectively)1	$128,705,530	$16,239,307
Affiliates (cost $253,926 and $0, respectively)	542,430	—
Total investments in securities, at value
(cost $100,643,526 and $14,594,761, respectively)	129,247,960	16,239,307
Cash	3,750	842
Receivables:
Securities sold	147,382	—
Dividends and interest	230,715	37,764
Fund shares sold	98,746	10,013
Securities lending	12,741	—
Prepaid expenses	18,747	9,010
Total assets	129,760,041	16,296,936
LIABILITIES
Payables:
Collateral on securities loaned	7,477,477	—
Fund shares redeemed	108,804	—
Due to advisor	85,907	9,753
Transfer agent fees and expenses	46,408	12,517
Audit fees	26,900	19,700
Distribution fees	24,676	3,325
Shareholder reporting fees	16,624	1,844
Fund accounting fees	13,883	9,635
Administration fees	10,752	1,058
Custody fees	4,151	900
Chief Compliance Officer fee	1,057	755
Accrued expenses	3,488	1,204
Total liabilities	7,820,127	60,691
NET ASSETS	$121,939,914	$16,236,245
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$116,325,993	$15,671,674
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	5,005,544	1,543,681
Net asset value, offering and redemption price per share	$23.24	$10.15
Advisor Class
Net assets applicable to shares outstanding	$5,613,921	$564,571
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	241,297	55,810
Net asset value, offering and redemption price per share	$23.27	$10.12
COMPONENTS OF NET ASSETS
Paid-in capital	$102,053,605	$16,767,183
Undistributed net investment income	76,745	7,609
Accumulated net realized loss on investments	(8,794,870)	(2,183,093)
Net unrealized appreciation on investments	28,604,434	1,644,546
Net assets	$121,939,914	$16,236,245
1 Includes loaned securities with a market value of	$7,321,598	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2009

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of withholding taxes of $14,906 and $3,384, respectively)	$2,308,218	$462,458
Interest	9,789	1,324
Securities lending	159,007	—
Total income	2,477,014	463,782
Expenses
Advisory fees (Note 4)	1,121,542	145,694
Distribution fees - Investor Class (Note 6)	268,725	35,317
Transfer agent fees and expenses (Note 4)	159,210	51,345
Administration fees (Note 4)	105,702	12,797
Fund accounting fees (Note 4)	53,663	38,698
Reports to shareholders	39,823	4,681
Registration expense	27,138	26,520
Audit fees	26,900	19,700
Custody fees (Note 4)	14,493	3,883
Miscellaneous	11,853	4,153
Insurance	10,113	4,043
Legal fees	9,456	5,788
Trustee fees	8,430	5,832
Chief Compliance Officer fee (Note 4)	5,899	4,570
Total expenses	1,862,947	363,021
Less: Expenses waived by advisor (Note 4)	(203,579)	(75,653)
Net expenses	1,659,368	287,368
Net investment income	817,646	176,414
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments
Non-affiliates	(6,594,199)	(1,502,552)
Affiliates	55,965	—
Net change in unrealized appreciation on investments	39,960,600	4,599,233
Net realized and unrealized gain on investments	33,422,366	3,096,681
Net increase in net assets resulting from operations	$34,240,012	$3,273,095

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$817,646	$998,065
Net realized gain/(loss) on investments
Non-affiliates	(6,594,199)	(2,175,103)
Affiliates	55,965	—
Net change in unrealized appreciation/(depreciation) on investments	39,960,600	(93,501,730)
Net increase/(decrease) in net assets resulting from operations	34,240,012	(94,678,768)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(781,665)	(838,596)
Advisor Class	(49,994)	(47,391)
From net realized gain on investments
Investor Class	—	—
Advisor Class	—	—
Total distributions to shareholders	(831,659)	(885,987)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(18,117,706)	(45,927,830)
Total increase/(decrease) in net assets	15,290,647	(141,492,585)

NET ASSETS
Beginning of year	106,649,267	248,141,852
End of year	$121,939,914	$106,649,267
Accumulated net investment income	$76,745	$91,131

(a)	A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2009		December 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	507,640	$9,166,957	900,299	$22,134,297
Shares issued on reinvestment of distributions	33,119	750,814	46,904	792,677
Shares redeemed*	(1,467,972)	(28,409,185)	(2,763,662)	(67,989,872)
Net decrease	(927,213)	$(18,491,414)	(1,816,459)	$(45,062,898)
* Net of redemption fees of		$8,442		$18,421

Advisor Class
	Year Ended		Year Ended
	December 31, 2009		December 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	54,979	$994,932	56,544	$1,390,450
Shares issued on reinvestment of distributions	2,192	49,736	2,727	46,104
Shares redeemed*	(35,742)	(670,960)	(99,538)	(2,301,486)
Net increase/(decrease)	21,429	$373,708	(40,267)	$(864,932)
* Net of redemption fees of		$—		$2,340

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$176,414	$215,368
Net realized loss on investments	(1,502,552)	(624,903)
Net change in unrealized appreciation/(depreciation) on investments	4,599,233	(8,527,488)
Net increase/(decrease) in net assets resulting from operations	3,273,095	(8,937,023)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(172,985)	(209,235)
Advisor Class	(7,461)	(2,842)
From net realized gain on investments
Investor Class	—	(6,283)
Advisor Class	—	(67)
Total distributions to shareholders	(180,446)	(218,427)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(1,386,549)	(4,237,647)
Total increase/(decrease) in net assets	1,706,100	(13,393,097)

NET ASSETS
Beginning of year	14,530,145	27,923,242
End of year	$16,236,245	$14,530,145
Accumulated net investment income	$7,609	$11,600

(a)	A summary of share transactions is as follows:

Investor Class
	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	140,049	$1,221,350	157,755	$1,643,692
Shares issued on reinvestment of distributions	16,574	165,737	25,689	206,539
Shares redeemed*	(355,953)	(3,016,108)	(571,924)	(6,192,739)
Net decrease	(199,330)	$(1,629,021)	(388,480)	$(4,342,508)
* Net of redemption fees of		$539		$2,418

Advisor Class
	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	41,266	$283,619	13,433	$172,632
Shares issued on reinvestment of distributions	748	7,460	363	2,909
Shares redeemed*	(5,163)	(48,607)	(8,458)	(70,680)
Net increase	36,851	$242,472	5,338	$104,861
* Net of redemption fees of		$52		$1

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$17.33	$30.98	$32.84	$30.46	$28.44

Income from investment operations:
Net investment income/(loss)	0.14 ^	0.14 ^	0.04 ^	(0.09)^	(0.17)^
Net realized and unrealized gain/(loss) on investments	5.93	(13.65)	1.34	3.16	3.30
Total from investment operations	6.07	(13.51)	1.38	3.07	3.13

Less distributions:
From net investment income	(0.16)	(0.14)	(0.05)	—	—
From net realized gain on investments	—	—	(3.19)	(0.70)	(1.12)
	(0.16)	(0.14)	(3.24)	(0.70)	(1.12)

Redemption fees retained	0.00 ^#	0.00 ^#	0.00 ^#	0.01 ^	0.01 ^

Net asset value, end of year	$23.24	$17.33	$30.98	$32.84	$30.46

Total return	35.02%	-43.60%	4.05%	10.09%	11.06%

Ratios/supplemental data:
Net assets, end of year (thousands)	$116,326	$102,834	$240,064	$278,559	$264,186
Ratio of expenses to average net assets:
Before expense waiver	1.67%	1.65%	1.58%	1.62%	1.63%
After expense waiver	1.49%	1.49%	1.49%	1.62%	1.63%
Ratio of net investment income/(loss) to average net assets:
Before expense waiver	0.54%	0.39%	0.02%	(0.29%)	(0.57%)
After expense waiver	0.72%	0.55%	0.11%	(0.29%)	(0.57%)
Portfolio turnover rate	8.43%	6.19%	1.70%	17.75%	3.84%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
				April 30, 2006*
	Year Ended December 31,			Through
	2009	2008	2007	December 31, 2006
Net asset value, beginning of period	$17.35	$31.05	$32.90	$33.42

Income from investment operations:
Net investment income/(loss)	0.19 ^	0.21 ^	0.13 ^	(0.06	)^
Net realized and unrealized gain/(loss) on investments	5.94	(13.70)	1.34	0.24
Total from investment operations	6.13	(13.49)	1.47	0.18

Less distributions:
From net investment income	(0.21)	(0.22)	(0.14)	—
From net realized gain on investments	—	—	(3.19)	(0.70)
	(0.21)	(0.22)	(3.33)	(0.70)

Redemption fees retained	—	0.01 ^	0.01 ^	0.00	^#

Net asset value, end of period	$23.27	$17.35	$31.05	$32.90

Total return	35.36%	-43.41%	4.35%	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,614	$3,815	$8,078	$6,468
Ratio of expenses to average net assets:
Before expense waiver	1.42%	1.40%	1.33%	1.45	%**
After expense waiver	1.24%	1.24%	1.24%	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before expense waiver	0.79%	0.65%	0.28%	(0.28	%)**
After expense waiver	0.97%	0.81%	0.37%	(0.28	%)**
Portfolio turnover rate	8.43%	6.19%	1.70%	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class

	Year Ended December 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.25	$13.02	$13.33	$11.89	$11.06

Income from investment operations:
Net investment income	0.11 ^	0.11 ^	0.06 ^	0.07 ^	0.04 ^
Net realized and unrealized gain/(loss) on investments	1.90	(4.76)	0.23	1.72	0.83
Total from investment operations	2.01	(4.65)	0.29	1.79	0.87

Less distributions:
From net investment income	(0.11)	(0.12)	(0.06)	(0.07)	(0.03)
From net realized gain on investments	—	(0.00)#	(0.54)	(0.28)	(0.02)
	(0.11)	(0.12)	(0.60)	(0.35)	(0.05)

Redemption fees retained	0.00 ^#	0.00 ^#	0.00 ^#	0.00 ^#	0.01 ^

Net asset value, end of period	$10.15	$8.25	$13.02	$13.33	$11.89

Total return	24.41%	-35.66%	2.13%	15.05%	7.95%

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,672	$14,374	$27,746	$30,171	$25,950
Ratio of expenses to average net assets:
Before expense waiver	2.50%	2.32%	2.12%	2.07%	2.13%
After expense waiver	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income/(loss) to average net assets:
Before expense waiver	0.69%	0.65%	0.27%	0.43%	0.17%
After expense waiver	1.21%	0.99%	0.41%	0.52%	0.33%
Portfolio turnover rate	2.17%	3.61%	4.49%	7.77%	8.83%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
				April 30, 2006*
	Year Ended December 31,			Through
	2009	2008	2007	December 31, 2006
Net asset value, beginning of period	$8.22	$12.99	$13.32	$13.18

Income from investment operations:
Net investment income	0.12 ^	0.14 ^	0.08 ^	0.10	^
Net realized and unrealized gain/(loss) on investments	1.92	(4.76)	0.22	0.42
Total from investment operations	2.04	(4.62)	0.30	0.52

Less distributions:
From net investment income	(0.14)	(0.15)	(0.10)	(0.10)
From net realized gain on investments	—	(0.00)#	(0.54)	(0.28)
	(0.14)	(0.15)	(0.64)	(0.38)

Redemption fees retained	0.00 ^#	—	0.01 ^	0.00	^#

Net asset value, end of period	$10.12	$8.22	$12.99	$13.32

Total return	24.79%	-35.48%	2.26%	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$565	$156	$177	$671
Ratio of expenses to average net assets:
Before expense waiver	2.25%	2.07%	1.87%	1.86	%**
After expense waiver	1.73%	1.73%	1.73%	1.73	%**
Ratio of net investment income to average net assets:
Before expense waiver	0.86%	0.95%	0.44%	1.00	%**
After expense waiver	1.38%	1.28%	0.58%	1.13	%**
Portfolio turnover rate	2.17%	3.61%	4.49%	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2009

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006 – 2008, or expected to be taken in the Funds’ 2009 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2009, Continued

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended December 31, 2009, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Al Frank Fund	$(373)	$373	$—
Al Frank Dividend Value Fund	41	—	(41)

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the year ended December 31, 2009, the Funds did not hold any derivative instruments.

I.
Events Subsequent to the Fiscal Year End:  The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2009, Continued

Management has evaluated fund related events and transactions that occurred subsequent to December 31, 2009, through February 26, 2010, the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes – Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2009, Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2009:

Al Frank Fund

	Level 1	Level 2	Level 3	Total
Equity
Commercial Services	$977,500	$—	$—	$977,500
Communications	828,250	—	—	828,250
Consumer Durables	6,179,130	—	—	6,179,130
Consumer Non-Durables	5,460,646	—	—	5,460,646
Consumer Services	3,585,680	—	—	3,585,680
Distribution Services	3,004,950	—	—	3,004,950
Electronic Technology	27,784,705	—	—	27,784,705
Energy Minerals	10,047,854	—	—	10,047,854
Finance	12,254,552	—	—	12,254,552
Health Services	3,929,135	—	—	3,929,135
Health Technology	7,388,638	—	—	7,388,638
Industrial Services	5,691,940	—	—	5,691,940
Non-Energy Minerals	4,408,484	—	—	4,408,484
Process Industries	4,721,530	—	—	4,721,530
Producer Manufacturing	4,632,713	—	—	4,632,713
Retail Trade	5,875,630	—	—	5,875,630
Technology Services	6,252,032	—	—	6,252,032
Transportation	6,321,900	—	—	6,321,900
Utilities	660,820	—	—	660,820
Total Equity	120,006,089	—	—	120,006,089
Short-Term Investments	9,241,871	—	—	9,241,871
Total Investments in Securities	$129,247,960	$—	$—	$129,247,960

Al Frank Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Communications	$221,971	$—	$—	$221,971
Consumer Durables	617,687	—	—	617,687
Consumer Non-Durables	1,087,362	—	—	1,087,362
Consumer Services	611,906	—	—	611,906
Distribution Services	259,050	—	—	259,050
Electronic Technology	2,652,337	—	—	2,652,337
Energy Minerals	1,475,354	—	—	1,475,354
Finance	2,013,958	—	—	2,013,958
Health Technology	1,148,162	—	—	1,148,162
Industrial Services	521,141	—	—	521,141
Non-Energy Minerals	590,530	—	—	590,530
Process Industries	336,924	—	—	336,924
Producer Manufacturing	1,484,567	—	—	1,484,567
Retail Trade	1,045,753	—	—	1,045,753
Technology Services	590,040	—	—	590,040
Transportation	997,847	—	—	997,847
Utilities	193,868	—	—	193,868
Total Equity	15,848,457	—	—	15,848,457
Short-Term Investments	390,850	—	—	390,850
Total Investments in Securities	$16,239,307	$—	$—	$16,239,307

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2009, Continued

New Accounting Pronouncement – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the year ended December 31, 2009, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended December 31, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $1,121,542 and $145,694, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the year ended December 31, 2009, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended December 31, 2009, the Advisor reduced its fees and absorbed Fund expenses in the amount of $203,579 and $75,653 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2010	$249,714	2010	$45,435
2011	291,000	2011	73,930
2012	203,579	2012	75,653
	$744,293		$195,018

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the year ended December 31, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2009, Continued

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$105,702	$12,797
Fund accounting	53,663	38,698
Transfer agency (a)	78,272	36,122
Custody	14,493	3,883

(a)	Does not include out-of-pocket expenses and sub-transfer agency fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the year ended December 31, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $5,899 and $4,570, respectively, of the Chief Compliance Officer fee.

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of December 31, 2009 amounted to $542,430 representing 0.44% of net assets. Transactions during the year ended December 31, 2009 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$454,448
Purchase Cost	—
Sales Cost	(200,522)
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$—
Net Realized Gain/(Loss)	$55,965

NOTE 6 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the year ended December 31, 2009, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $268,725 and $35,317, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $9,102,487 and $25,889,536, respectively.

For the year ended December 31, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $305,315 and $1,504,830, respectively.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2009, Continued

NOTE 8 – LINES OF CREDIT

Through March 31, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund had lines of credit in the amount of $50,000,000 and $8,400,000, respectively.  Effective April 1, 2009, the Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amount of $21,700,000 and $3,300,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended December 31, 2009, the Funds did not draw upon their lines of credit.

NOTE 9 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

As of December 31, 2009, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of
Securities Loaned	Collateral
$7,321,598	$7,477,477

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2009	2008	2009	2008
Ordinary income	$831,659	$885,987	$180,446	$212,089
Long-term capital gains	—	—	—	6,338

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2009,  the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments (a)	$100,650,677	$14,594,761
Gross unrealized appreciation	38,643,250	3,376,979
Gross unrealized depreciation	(10,045,967)	(1,732,433)
Net unrealized appreciation	28,597,283	1,644,546
Undistributed ordinary income	75,580	7,609
Undistributed long-term capital gain	—	—
Total distributable earnings	75,580	7,609
Other accumulated gains/(losses)	(8,786,554)	(2,183,093)
Total accumulated earnings/(losses)	$19,886,309	$(530,938)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2009, Continued

At December 31, 2009, the Al Frank Fund deferred on a tax basis post-October losses of $138,048.

The Al Frank Fund and the Al Frank Dividend Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2016	$1,787,918	2016	$516,237
2017	6,860,588	2017	1,666,856
	$8,648,506		$2,183,093

Al Frank Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Al Frank Fund
Al Frank Dividend Value Fund

We have audited the accompanying statements of assets and liabilities of the Al Frank Fund and Al Frank Dividend Value Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated there on.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Advisors Series Trust, as of  December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above,  in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2010

Al Frank Funds

NOTICE TO SHAREHOLDERS at December 31, 2009 (Unaudited)

For the year ended December 31, 2009, the Al Frank Fund designated $831,659 and the Al Frank Dividend Value Fund designated $180,446 as ordinary income for purposes of the dividends paid deduction.

For the year ended December 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the Al Frank Fund and the Al Frank Dividend Value Fund was 100% and 100%, respectively.

For corporate shareholders in the Al Frank Fund and the Al Frank Dividend Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2009 was 100% and 100%, respectively.

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Sections 871(k)(1)(C) for the Al Frank Fund and the Al Frank Dividend Value Fund is 0% and 0%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2009

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.

Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex	Other
Name, Address	Held with	of Time	During Past	Overseen by	Directorships
and Age	the Trust	Served	Five Years	Trustee(2)	Held
Independent Trustees(1)
Michael D. LeRoy	Trustee	Indefinite term	President, Crown Capital Advisors,	2	Independent Trustee
(age 62, dob 8/14/1947)		since December	LLC (financial consulting firm)		from 2004 to 12/1/2008,
615 E. Michigan Street		2008.	(2000 to present).		Bjurman, Barry Funds
Milwaukee, WI 53202					(3 portfolios); Independent Trustee from 12/1/2008 to 5/1/2009, B.B. Funds (1 portfolio); Director, Wedbush Bank.

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial Consultant	2	Trustee, The Forward
(age 73, dob 6/18/1936)		since February	and former Executive Vice President		Funds (35 portfolios).
615 E. Michigan Street		1997.	and Chief Operating Officer of ICI
Milwaukee, WI 53202			Mutual Insurance Company (until
			January 1997).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President, Hotchkis	2	Independent Trustee
(age 75, dob 7/10/1934)		since May	and Wiley Funds (mutual funds)		from 1999 to 2009,
615 E. Michigan Street		2002.	(1985 to 1993).		E*TRADE Funds.
Milwaukee, WI 53202

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	2	None.
(age 70, dob 10/8/1939)		since February	President, Federal Home Loan
615 E. Michigan Street		1997.	Bank of San Francisco.
Milwaukee, WI 53202

Interested Trustee
Joe D. Redwine(3)	Interested	Indefinite term	President, CEO, U.S. Bancorp Fund	2	None.
(age 62, dob 7/9/1947)	Trustee	since September	Services, LLC (May 1991 to present).
615 E. Michigan Street		2008.
Milwaukee, WI 53202

Officers
	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Joe D. Redwine (age 62, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 42, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 48, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

	Position	Term of Office
Name, Address	Held with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Michael L. Ceccato	Vice President,	Indefinite term since	Vice President, U.S. Bancorp Fund Services, LLC
(age 52, dob 9/11/1957)	Chief Compliance Officer	September 2009.	(February 2008 to present); General Counsel/Controller,
615 E. Michigan Street	and AML Officer		Steinhafels, Inc. (September 1995 to February 2008).
Milwaukee, WI 53202

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term since	Vice President and Counsel, U.S. Bancorp Fund Services,
(age 44, dob 4/16/1965)		June 2007.	LLC (May 2006 to present); Senior Counsel, Wells Fargo
615 E. Michigan Street			Funds Management, LLC (May 2005 to May 2006);
Milwaukee, WI 53202			Senior Counsel, Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds does not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 888.263.6443.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888.263.6443 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund with the Advisor for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENTS.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s acquisition of an asset management firm specializing in the creation and management of exchange-traded fund portfolios and its impact on the Advisor’s ability to manage the Funds. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds as of September 30, 2009 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

Al Frank Fund: The Board noted that the Al Frank Fund’s performance was above its peer group median and averages for all relevant periods.

Al Frank Dividend Value Fund:  The Board noted that the Al Frank Dividend Value Fund’s performance was below the median and averages of its peer group for the three-month, year-to-date and one-year returns but was above the median and average of its peer group for the three-year and five-year returns.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, all expense waivers and reimbursements, as well as information regarding fee offsets for separate accounts invested in the Funds.

Al Frank Fund:  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Al Frank Fund of 1.49% for the Investor Class shares and 1.24% for the Advisor Class shares (respectively, the “Expense Cap”).  The Board noted that the Fund’s total expense ratio for the Investor Class shares was above the median and average of its peer group, while the total expense ratio for the Advisor Class shares was below the median  and average of its peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group although it was below the fees charged by the Advisor to its other investment management clients.  The Trustees noted that while the Fund’s expenses and advisory fee were somewhat above that of its peer group, the Fund’s performance, after taking into account fees and expenses, was also above its peer group.

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

Al Frank Dividend Value Fund:  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Al Frank Dividend Value Fund of 1.98% for the Investor Class shares and 1.73% for the Advisor Class shares.  Additionally, the Board noted that, while the Fund’s total expense ratio and contractual advisory fee were above its peer group median and average, the contractual advisory fee was below the fees charged by the Advisor to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period was in line with the peer group median and average.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group and that its longer term performance after taking into account fees and expenses was also above its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Funds do not exceed a specified expense limitation. The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with each Fund as asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in the form of Rule 12b-1 fees and potential subscriptions to its proprietary newsletter. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund would be in the best interest of each Fund and its shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, CA  92651
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account,
call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both
current and potential shareholders, including:

•	Performance through the most recent quarter and month end
•	Applications, including new account forms, IRA and IRA transfer forms
•	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please
refer to the prospectus for important information about
the investment company, including investment objectives,
risks, charges and expenses.

Small company investing involves greater volatility,
limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 2/10

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Michael D. LeRoy is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$41,200	$41,200
Audit-Related Fees	N/A	N/A
Tax Fees	$5,400	$5,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2009	FYE 12/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/3/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/3/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   3/3/10

* Print the name and title of each signing officer under his or her signature.